Subsequent Events (Details) - Subsequent Event - MN8 Energy Holdings LLC $ in Millions	Jul. 21, 2026 USD ($)
Subsequent Event [Line Items]
Expected price of acquistion	$ 350.0
Potential additional cash payments	25.0
Termination fee	$ 11.3